Cover	May 15, 2024
Cover [Abstract]
Entity Registrant Name	Goldenwell Biotech, Inc.
Entity Central Index Key	0001800373
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 15, 2024
Entity Ex Transition Period	true
Entity File Number	000-56275
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-2896086
Entity Address Address Line 1	581 Boston Mills Road
Entity Address City Or Town	Hudson
Entity Address State Or Province	OH
Entity Address Postal Zip Code	44087
City Area Code	440
Local Phone Number	666-7999
Entity Address Address Line 2	Suite 300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false